Transactions with Related Parties, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Fixed and Variable fees	$ 7,726	$ 6,026	$ 4,880
Supervision fees	1,375	2,113	938
Sales fees			330
Acquisition fees	$ 1,810	$ 1,348	$ 1,840